T. ROWE PRICE All-Cap Opportunities Fund
September 30, 2023 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 96.9%
COMMUNICATION SERVICES 11.1%
Entertainment 2.3%
Liberty Media Corp-Liberty Formula One, Class C (1) 1,861,045 115,943
Netflix (1) 124,057 46,844
Sea, ADR (1) 1,601,052 70,366
233,153
Interactive Media & Services 6.4%
Alphabet, Class C (1) 3,163,474 417,104
Meta Platforms, Class A (1) 604,800 181,567
Pinterest, Class A (1) 1,412,845 38,189
636,860
Wireless Telecommunication Services 2.4%
T-Mobile U.S. (1) 1,694,185 237,271
237,271
Total Communication Services 1,107,284
CONSUMER DISCRETIONARY 8.9%
Broadline Retail 3.5%
Amazon.com (1) 2,715,275 345,166
345,166
Hotels, Restaurants & Leisure 1.3%
Cava Group (1) 595,760 18,248
Marriott International, Class A  591,109 116,189
134,437
Specialty Retail 2.4%
AutoZone (1) 26,200 66,548
Home Depot  582,400 175,978
242,526
Textiles, Apparel & Luxury Goods 1.7%
Lululemon Athletica (1) 352,979 136,112
On Holding, Class A (1) 1,134,600 31,565
167,677
Total Consumer Discretionary 889,806
CONSUMER STAPLES 5.0%
Beverages 3.2%
Coca-Cola  2,313,338 129,501
Keurig Dr Pepper  2,541,000 80,219
PepsiCo  662,699 112,288
322,008

T. ROWE PRICE All-Cap Opportunities Fund

Shares $ Value
(Cost and value in $000s)
‡
Household Products 1.8%
Procter & Gamble  1,243,288 181,346
181,346
Total Consumer Staples 503,354
ENERGY 7.0%
Energy Equipment & Services 3.1%
Schlumberger  2,286,225 133,287
Seadrill (1) 1,740,431 77,954
TechnipFMC  4,777,037 97,165
308,406
Oil, Gas & Consumable Fuels 3.9%
Diamondback Energy  465,100 72,035
Exxon Mobil  991,600 116,592
Hess  852,619 130,451
Southwestern Energy (1) 10,810,625 69,728
388,806
Total Energy 697,212
FINANCIALS 12.1%
Banks 1.5%
JPMorgan Chase  770,756 111,775
Western Alliance Bancorp  879,433 40,428
152,203
Capital Markets 2.0%
Charles Schwab  2,407,758 132,186
Morgan Stanley  765,800 62,543
194,729
Financial Services 6.9%
Apollo Global Management  681,000 61,127
Fiserv (1) 1,021,673 115,408
FleetCor Technologies (1) 300,300 76,679
Global Payments  573,600 66,188
Mastercard, Class A  112,100 44,381
Visa, Class A  1,420,292 326,681
690,464
Insurance 1.7%
Chubb  801,426 166,841
166,841
Total Financials 1,204,237

T. ROWE PRICE All-Cap Opportunities Fund

Shares $ Value
(Cost and value in $000s)
‡
HEALTH CARE 17.9%
Biotechnology 3.9%
AbbVie  983,419 146,588
Argenx, ADR (1) 85,698 42,132
Karuna Therapeutics (1) 156,417 26,449
Regeneron Pharmaceuticals (1) 111,053 91,392
Seagen (1) 371,700 78,856
385,417
Health Care Equipment & Supplies 1.4%
Becton Dickinson & Company  234,900 60,729
Intuitive Surgical (1) 95,395 27,883
Pax Labs, Class A, Acquisition Date: 4/18/19, Cost $9,144 (1)(2)
(3) 2,428,492 971
Stryker  186,453 50,952
140,535
Health Care Providers & Services 6.3%
Cencora  724,500 130,388
Elevance Health  418,700 182,310
HCA Healthcare  224,542 55,233
Humana  137,695 66,992
Molina Healthcare (1) 349,209 114,502
UnitedHealth Group  151,041 76,153
625,578
Health Care Technology 1.0%
Veeva Systems, Class A (1) 498,373 101,394
101,394
Life Sciences Tools & Services 2.3%
Thermo Fisher Scientific  303,000 153,369
West Pharmaceutical Services  190,700 71,553
224,922
Pharmaceuticals 3.0%
AstraZeneca, ADR  1,022,622 69,252
Eli Lilly  393,509 211,365
Structure Therapeutics, ADR (1) 356,000 17,950
298,567
Total Health Care 1,776,413
INDUSTRIALS & BUSINESS SERVICES 10.0%
Aerospace & Defense 1.4%
Airbus (EUR)  372,690 49,884
Boeing (1) 450,900 86,428
136,312

T. ROWE PRICE All-Cap Opportunities Fund

Shares $ Value
(Cost and value in $000s)
‡
Electrical Equipment 0.3%
Hubbell  110,000 34,475
34,475
Ground Transportation 2.4%
Saia (1) 89,703 35,760
Uber Technologies (1) 2,905,700 133,633
Union Pacific  338,000 68,827
238,220
Industrial Conglomerates 2.9%
General Electric  1,042,898 115,292
Roper Technologies  353,991 171,431
286,723
Machinery 0.2%
IDEX  115,136 23,951
23,951
Professional Services 2.5%
Booz Allen Hamilton Holding  517,056 56,499
Ceridian HCM Holding (1) 1,107,090 75,116
FTI Consulting (1) 459,800 82,033
Verisk Analytics  129,600 30,616
244,264
Trading Companies & Distributors 0.3%
SiteOne Landscape Supply (1) 153,568 25,101
25,101
Total Industrials & Business Services 989,046
INFORMATION TECHNOLOGY 20.5%
IT Services 0.6%
Shopify, Class A (1) 1,177,200 64,240
64,240
Semiconductors & Semiconductor Equipment 4.6%
NVIDIA  863,180 375,474
Taiwan Semiconductor Manufacturing, ADR  974,300 84,667
460,141
Software 9.8%
BILL Holdings (1) 461,862 50,144
Canva, Acquisition Date: 8/16/21 - 11/4/21, Cost $6,944 (1)(2)(3) 4,074 4,346
CCC Intelligent Solutions Holdings (1) 3,172,476 42,353
Intuit  125,800 64,276
Microsoft  2,139,482 675,541
Salesforce (1) 363,059 73,621

T. ROWE PRICE All-Cap Opportunities Fund

Shares $ Value
(Cost and value in $000s)
‡
Synopsys (1) 146,926 67,435
977,716
Technology Hardware, Storage & Peripherals 5.5%
Apple  3,182,561 544,886
544,886
Total Information Technology 2,046,983
MATERIALS 3.6%
Chemicals 3.0%
Linde  556,700 207,287
Nutrien  1,404,344 86,733
294,020
Metals & Mining 0.6%
ERO Copper (CAD) (1) 2,618,581 45,151
Warrior Met Coal  334,100 17,066
62,217
Total Materials 356,237
REAL ESTATE 0.8%
Real Estate Management & Development 0.3%
Jones Lang LaSalle (1) 212,335 29,977
29,977
Residential Real Estate Investment Trusts 0.5%
AvalonBay Communities, REIT  275,500 47,314
47,314
Total Real Estate 77,291
Total Common Stocks (Cost $7,789,654) 9,647,863
CONVERTIBLE PREFERRED STOCKS 0.7%
COMMUNICATION SERVICES 0.4%
Interactive Media & Services 0.4%
ByteDance, Series E, Acquisition Date: 7/8/19, Cost $7,334 (1)(2)
(3) 148,803 37,576
Total Communication Services 37,576
CONSUMER DISCRETIONARY 0.0%
Leisure Products 0.0%
Rad Power Bikes, Series D, Acquisition Date: 9/16/21,
Cost $17,747 (1)(2)(3) 1,851,771 722
Total Consumer Discretionary 722

T. ROWE PRICE All-Cap Opportunities Fund

Shares $ Value
(Cost and value in $000s)
‡
HEALTH CARE 0.0%
Biotechnology 0.0%
Caris Life Sciences, Series D, Acquisition Date: 5/11/21,
Cost $5,689 (1)(2)(3) 702,380 3,758
Treeline Biosciences, Series A, Acquisition Date: 9/26/22,
Cost $1,286 (1)(2)(3) 164,309 1,286
Total Health Care 5,044
INDUSTRIALS & BUSINESS SERVICES 0.1%
Aerospace & Defense 0.1%
ABL Space Systems, Series B, Acquisition Date: 3/24/21,
Cost $10,360 (1)(2)(3) 230,036 7,386
ABL Space Systems, Series B-2, Acquisition Date: 10/22/21,
Cost $4,648 (1)(2)(3) 68,354 2,195
Total Industrials & Business Services 9,581
INFORMATION TECHNOLOGY 0.1%
Software 0.1%
Canva, Series A, Acquisition Date: 11/4/21, Cost $412 (1)(2)(3) 242 258
Canva, Series A-3, Acquisition Date: 11/4/21, Cost $17 (1)(2)(3) 10 11
Waymo, Series A-2, Acquisition Date: 5/8/20, Cost $14,266 (1)(2)
(3) 166,137 7,511
Total Information Technology 7,780
MATERIALS 0.1%
Chemicals 0.1%
Redwood Materials, Series C, Acquisition Date: 5/28/21,
Cost $8,661 (1)(2)(3) 182,704 8,722
Total Materials 8,722
Total Convertible Preferred Stocks (Cost $70,420) 69,425
PREFERRED STOCKS 0.5%
HEALTH CARE 0.5%
Life Sciences Tools & Services 0.5%
Sartorius (EUR)  143,838 48,717
Total Health Care 48,717
Total Preferred Stocks (Cost $56,721) 48,717

T. ROWE PRICE All-Cap Opportunities Fund

Shares $ Value
(Cost and value in $000s)
‡
SHORT-TERM INVESTMENTS 1.2%
Money Market Funds 1.2%
T. Rowe Price Government Reserve Fund, 5.40% (4)(5) 115,638,371 115,638
Total Short-Term Investments (Cost $115,638) 115,638
Total Investments in Securities 99.3%
(Cost $8,032,433) $ 9,881,643
Other Assets Less Liabilities 0.7% 65,950
Net Assets 100.0% $ 9,947,593
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) Level 3 in fair value hierarchy.
(3) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to
$74,742 and represents 0.8% of net assets.
(4) Seven-day yield
(5) Affiliated Companies
ADR American Depositary Receipts
CAD Canadian Dollar
EUR Euro
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE All-Cap Opportunities Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30,
2023. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 5.40% $ —# $ — $ 5,754+
Supplementary Investment Schedule
Affiliate
Value
12/31/22
Purchase
Cost
Sales
Cost
Value
09/30/23
T. Rowe Price Government
Reserve Fund, 5.40% $ 292,257  ¤  ¤ $ 115,638^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
+ Investment income comprised $5,754 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $115,638.

T. ROWE PRICE All-Cap Opportunities Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price All-Cap Opportunities Fund, Inc. (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors
(the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies;
tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE All-Cap Opportunities Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation
Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation
Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.

T. ROWE PRICE All-Cap Opportunities Fund

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 9,547,511 $ 95,035 $ 5,317 $ 9,647,863
Convertible Preferred Stocks — — 69,425 69,425
Preferred Stocks — 48,717 — 48,717
Short-Term Investments 115,638 — — 115,638
Total $ 9,663,149 $ 143,752 $ 74,742 $ 9,881,643

T. ROWE PRICE All-Cap Opportunities Fund

OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the collapse of some US regional and global banks as well as overall concerns around the soundness and stability of the global banking sector has sparked concerns of a broader financial crisis impacting the overall global banking sector. In certain cases, government agencies have assumed control or otherwise intervened in the operations of certain banks due to liquidity and solvency concerns. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
F60-054Q3 09/23